Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Other Current Assets [Abstract]
Prepaid expenses	$ 90,051
Balances with government authorities	262,339	503,171
Advance to suppliers	1,397,261	1,063,201
Advance to staff	8,669	3,380
TDS Receivables	458,076	368,575
Other receivables – Unbilled Revenue	1,191,864
Total	$ 3,408,260	$ 1,938,327